SELECTED STATEMENTS OF OPERATIONS DATA (Schedule Of Financial Income, Net) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Quarterly Financial Data [Abstract]
Interest on marketable securities and bank deposits		$ 101	$ 140	$ 1,310
Foreign currency translation differences and derivatives		1,273	1,567	1,599
Total gross financial income		1,374	1,707	2,909
Bank charges and interest on loan		(5,885)	(7,691)	(5,260)
Foreign currency translation differences	[1]	(9,897)	(28,491)	(9,559)
Impairment and amortization of premium on marketable securities	[1]	(330)	(3,471)	(2,108)
Total gross financial expenses		(16,112)	(39,653)	(16,927)
Financial income, net		$ (14,738)	$ (37,946)	$ (14,018)

[1]	The amounts for the years ended December 2014 and 2015 include expenses of $ 24,771 and $1,634, respectively resulting from the devaluation of the local currency in Venezuela, pursuant to SICAD II, and the related re-measurement of certain assets denominated in or linked to the U.S. dollar due to restrictive government policies on payments in foreign currency. In addition for the year ended December 31, 2014 this amount also includes $ 2,170 related to certain transactions to expatriate cash from Venezuela and Argentina.